Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue Recognised

An analysis of revenue is set out below:

	Years ended December 31,
	2024	2023
Revenue recognised at point in time
3D and Augment Reality	$1,204,348	$2,233,309
Total solutions	1,332,609	355,978
Miscellaneous	4,253	6,022

Revenue recognised over time
Consultancy and market research	220,588	230,179
	$2,761,798	$2,825,488